OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Other Non-Current Assets [Abstract]
Summary of Other Non-Current Assets
The following table summarizes other non-current assets:

(Dollars in millions)	December 31, 2025	December 31, 2024
Long term prepayments	$5.0	$5.9
Advance payments for property, plant, and equipment	0.5	0.4
Financial assets at fair value through other comprehensive income	5.0	—
Time deposits	—	4.4
Intangible assets	1.9	2.2
Other non-current assets	—	0.1
Total	$12.4	$13.0